Financial Instruments - Additional Information (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) counterparty	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	May 10, 2018 USD ($)	Apr. 15, 2015
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes, maturity date	Feb. 28, 2019		Feb. 28, 2019
Private equity capital commitment receivable	$ 600,000,000
Debt instrument redemption, description	The indenture governing the 11.00% Senior Secured Notes applies certain limitations on the Company’s ability and the ability of its subsidiaries to, among other things, (i) incur additional indebtedness or issue certain preferred shares; (ii) pay dividends and make certain other restricted payments; (iii) create restrictions on the payment of dividends or other distributions to the Company from its restricted subsidiaries; (iv) create liens on certain assets to secure debt; (v) make certain investments; (vi) engage in sales of assets and subsidiary stock; (vii) transfer all or substantially all of its assets or enter into merger or consolidation transactions; and (viii) engage in transactions with affiliates. The 11.00% Senior Secured Notes contain customary quarterly and annual reporting, financial and administrative covenants. The Company was in compliance with all debt covenants at June 30, 2018.
Redemption of senior notes	$ 25,046,000	$ 1,000,000	$ 1,000,000
Bank Credit Facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Number of counterparties | counterparty	6
Investment Grade Credit Rating
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Number of counterparties | counterparty	8
11.00% Second-Priority Senior Secured Notes – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%		11.00%
Senior notes, maturity date	Apr. 30, 2022		Apr. 30, 2022
7.50% Senior Secured Notes – due May 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	7.50%		7.50%
Senior notes, maturity date	May 31, 2022		May 31, 2022
Senior notes, principal amount					$ 6,100,000
New Bank Credit Facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Senior notes, maturity date	May 10, 2022
New Bank Credit Facility | Old Bank Credit Facility
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Private equity capital commitment receivable					$ 600,000,000
11.00% Bridge Loans – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%		11.00%
Senior notes, maturity date	Apr. 03, 2022		Apr. 03, 2022
9.75% Senior Notes – due July 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	9.75%		9.75%
Senior notes, maturity date	Jul. 05, 2022		Jul. 05, 2022
9.75% Senior Notes – due February 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	9.75%		9.75%
Senior notes, maturity date	Feb. 15, 2018		Feb. 15, 2018
Debt instrument, repurchase amount	$ 25,000,000
Stone Energy Corporation | 11.00% Second-Priority Senior Secured Notes – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%
Senior notes, maturity date	Apr. 30, 2022
Senior notes, principal amount	$ 390,900,000
Stone Energy Corporation | 7.50% Senior Secured Notes – due May 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	7.50%
Senior notes, maturity date	May 31, 2022
Senior notes, principal amount	$ 6,100,000
Level 2
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument redemption, description			The fair value of our Bridge Loans is estimated as face value as no market has developed and the holders of the Bridge Loans were the largest holders of the 2018 Senior Notes prior to the April 3, 2017 conversion. The fair value of the 2022 Senior Notes and 2018 Senior Notes are estimated to equal the face value based on the April 3, 2017 conversion and May 15, 2017 redemption of $1.0 million of the 2018 Senior Notes at par. These fair values represent Level 2 fair value measurements (see Note 6 – Debt).
Bridge Loans | 11.00% Second-Priority Senior Secured Notes – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%
Bridge Loans | 11.00% Bridge Loans – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%		11.00%	11.00%
Senior notes, maturity date	Apr. 30, 2022		Apr. 03, 2022	Apr. 03, 2022
Senior notes, principal amount			$ 172,000,000
Senior Notes
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate						11.00%
Redemption of senior notes			$ 1,000,000
Senior Notes | 11.00% Second-Priority Senior Secured Notes – due April 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	11.00%
Senior notes, maturity date	Apr. 30, 2022
Senior Notes | 7.50% Senior Secured Notes – due May 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	7.50%
Senior notes, maturity date	May 31, 2022
Senior Notes | 9.75% Senior Notes – due July 2022
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	9.75%		9.75%	9.75%
Senior notes, maturity date	Jul. 31, 2022		Jul. 05, 2022	Jul. 05, 2022
Senior notes, principal amount			$ 102,000,000
Senior Notes | 9.75% Senior Notes – due February 2018
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Debt instrument interest rate	9.75%		9.75%	9.75%
Senior notes, maturity date	Feb. 28, 2018		Feb. 15, 2018	Feb. 15, 2018
Senior notes, principal amount			$ 25,000,000